Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Treasury stock

Treasury stock

The Company records the repurchase of its common stock, par value $0.0001 per share (“Common Stock”) at cost on the trade date of the transaction. These shares are considered treasury stock, which is a reduction to stockholders’ equity (deficit). Treasury stock is included in authorized and issued shares but excluded from outstanding shares.

Classification of Series A-1, and Series A-2 preferred stock

The Company originally classified its Series A-1 and Series A-2 preferred stock (collectively “Preferred Stock”) outside of permanent equity because the Preferred Stock contained certain redemption features that result in those shares being redeemable upon the occurrence of certain events that are not solely within the Company’s control, including liquidation, sale or transfer of control. Accordingly, the Preferred Stock was recorded outside of permanent equity and was subject to the classification guidance provided under ASC 480-10-S99. Because dividends were not contractually required to be accrued on the Preferred Stock as there was no stated or required dividend rate per annum, the Company was not required to accrete dividends into the carrying amount of the Preferred Stock in anticipation of a future contingent event or redemption value. Accordingly, the Company did not adjust the carrying values of the Preferred Stock to the respective liquidation preferences of such shares because of the uncertainty of whether or when such events would occur. As of December 31, 2023, all shares of Preferred Stock were converted into Common Stock pursuant to their provisions in connection with the Business Combination, which closed on November 7, 2023 (see Note 3).

Derivative financial instruments

Derivative financial instruments

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The result of this accounting treatment is that the fair value of the embedded derivative, if required to be bifurcated, is marked-to-market at each balance sheet date and recorded as a liability. The change in fair value is recorded in the condensed consolidated statement of operations as a component of other expense (income), net. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Derivative instrument liabilities will be classified in the condensed consolidated balance sheets as current or non-current based on whether net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

Crypto assets

Crypto assets

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which provides an update to existing crypto asset guidance and requires an entity to measure certain crypto assets at fair value. In addition, this guidance requires disclosures related to crypto assets once it is adopted. As of January 1, 2024, the Company has adopted ASU 2023-08.

The Company reflects crypto assets held at fair value on the condensed consolidated balance sheets and condensed consolidated statements of cash flows, the activity from remeasurement of crypto assets at fair value on the condensed consolidated statements of operations, and the required expanded disclosures in Note 3, Crypto Assets Held. The adoption of ASU 2023-08 resulted in no cumulative-effect adjustment to the opening balance of retained earnings as of January 1, 2024.

Crypto assets are generally valued using prices as reported on reputable and liquid exchanges and may involve using an average of bid and ask quotes using closing prices provided by such exchanges as of the date and time of determination. The time used is 4:00 pm EST.

Net loss per share

Net loss per share

The Company calculates basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for participating securities. Certain warrants participate in distributions of the Company. The pre-funded warrants associated with the July and September 2024 private placements (see Note 7) are considered outstanding shares in the basic earnings per share calculation given their nominal exercise price. The net loss attributable to common stockholders is not allocated to the warrant holders as the warrant holders do not have a contractual obligation to share in losses. Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of shares of Common Stock and common stock equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities, including outstanding warrants to purchase Common Stock and outstanding stock options under the Company’s equity incentive plan, have been excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding to the Company’s net loss position.

Net loss per common share

Earnings per share attributable to common stockholders is calculated using the two-class method, which is an earnings allocation formula that determines earnings per share for the holders of the Company’s Common Stock and participating securities. Although the Company’s historical Preferred Stock contained participating rights in any dividend declared and paid by the Company and were therefore participating securities, the Preferred Stock had no stated dividends and OneMedNet has never paid any cash dividends and does not plan to pay any dividends in the foreseeable future. Net loss attributable to common stockholders and participating securities is allocated to each share on an if-converted basis as if all of the earnings for the period had been distributed. However, the participating securities do not include a contractual obligation to share in the losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss. In addition, common stock equivalent shares (whether or not participating) are excluded from the computation of diluted earnings per share in periods in which they have an anti-dilutive effect on net loss per common share.

Diluted net loss per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method and treasury stock method, as applicable. Contingently convertible notes payable and PIPE Notes were not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion contingency associated with the completion of a future financing event that had not occurred, and the contingency was not resolved, in the reporting periods presented herein. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Diluted net loss per share is equivalent to basic net loss per share for the periods presented herein because common stock equivalent shares from the Preferred Stock, convertible notes, stock option awards and outstanding warrants to purchase common stock were antidilutive.

As a result of the Company reporting net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2023 and 2022 because including them would have been antidilutive (in thousands):

	For the year ended December 31,
	2023	2022 (1)
Employee stock options	-	913,856
Restricted stock awards	-	177,276
Warrants for common stock	12,181,019	2,367,607
Series A-1 preferred stock	-	2,839,957
Series A-2 preferred stock	-	3,415,923
Convertible promissory notes	-	3,786,610
Total common stock equivalents	12,181,019	13,501,229

(1)	Retroactively restated for the reverse recapitalization in Note 3.

Emerging growth company status

Emerging growth company status

The Company is an “emerging growth company”, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can take advantage of an extended transition period for complying with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (1) is no longer an emerging growth company or (2) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

Emerging Growth Company

The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has not elected to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

Accounting Pronouncements Not Yet Adopted

Accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740) (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the impact of adopting ASU 2023-09 on the presentation of its condensed consolidated financial statements and footnotes.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to provide enhancements to segment disclosures, even for entities with only one reportable segment. In particular, the standard will require disclosures of information related to significant segment expenses regularly provided to the chief operating decision maker and included within each reported measure of segment profit and loss. The standard will also require disclosure of all other segment items by reportable segment and a description of its composition. Finally, the standard will require disclosure of the title and position of the chief operating decision maker and an explanation of how the chief operating decision maker uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The standard is effective for annual periods beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of the standard on the presentation of its condensed consolidated financial statements and footnotes.

Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740) (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to provide enhancements to segment disclosures, even for entities with only one reportable segment. In particular, the standard will require disclosures of significant segment expenses regularly provided to the chief operating decision maker and included within each reported measure of segment profit and loss. The standard will also require disclosure of all other segment items by reportable segment and a description of its composition. Finally, the standard will require disclosure of the title and position of the chief operating decision maker and an explanation of how the chief operating decision maker uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The standard is effective for annual periods beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of the standard on the presentation of its consolidated financial statements and footnotes.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the ordinary course of business.

The accompanying consolidated financial statements include the accounts of OneMedNet Corporation, formerly Data Knights, and its wholly-owned subsidiary, OneMedNet Technologies Canada Ltd. All intercompany transactions and balances have been eliminated in consolidation.

Restatement to Previously Issued Consolidated Financial Statements

Restatement to Previously Issued Consolidated Financial Statements

The Company’s consolidated financial statements for the years ended December 31, 2023 and 2022, as previously filed with the SEC on April 9, 2024, have been restated. The previously filed consolidated financial statements did not reflect the proper accounting for the business combination transaction, convertible notes, warrants, preferred stock, stock-based compensation expense, and accounts payable and accrued expenses. The Company has also restated related amounts within the accompanying footnotes to the consolidated financial statements to conform to the restated amounts in the consolidated financial statements.

The following consolidated financial statements provide a reconciliation from the originally “as reported” financial information to the now “as restated” consolidated financial information as of and for the years ended December 31, 2023 and 2022 (in thousands, except share and per share data).

Reconciliation of the Original and Restated Balance Sheet as of December 31, 2023

	As of December 31, 2023
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Assets
Current assets:
Cash and cash equivalents	$47	$-	$-	$47
Accounts receivable, net of allowance for credit losses of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively	152	-	-	152
Prepaid expenses and other current assets	166	-	-	166
Total current assets	365	-	-	365
Deferred transaction costs	-	-	-	-
Property and equipment, net	99	-	-	99
Total assets	$464	$-	$-	$464
Liabilities, temporary equity and stockholders’ deficit
Current liabilities:
Accounts payable & accrued expenses	$4,184	$498	$-	$4,682	2
Loan amount due to related parties	11	-	(11)	-
Excise tax	113	-	(113)	-
Deferred revenues	254	-	-	254
Loan extensions	2,992	-	-	2,992
Loan payable	39	-	(39)	-
Canada Emergency Business Loan Act	45	-	(45)	-
Income tax payable	120	-	(120)	-
Deferred underwriter fee payable	3,525	-	-	3,525
PIPE notes	1,550	87	-	1,637	3
Other current liabilities	-	-	283	283
Total current liabilities	12,833	585	(45)	13,373
Convertible promissory notes	-	-		-
Loan, related party	465	-	-	465
Warrant liabilities	25	-	(25)	-
Other long-term liabilities	-	(2)	70	68	4
Total liabilities	13,323	583	-	13,906
Commitments and contingencies (Note 13)
Temporary equity:
Preferred Series A-2, par value $0.0001, 4,200,000 shares authorized, and 0 and 3,415,923 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	-	-	-
Preferred Shares A-1, par value $0.0001, 4,400,000 shares authorized, and 0 and 2,839,957 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	-	-	-
Total temporary equity	-	-	-	-
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 and 0 shares authorized at December 31, 2023 and 2022, respectively; no shares issued and outstanding at December 31, 2023 and 2022, respectively	-	-	-	-
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	3	(1)	-	2
Additional paid-in-capital	42,221	35,775	-	77,996	5
Accumulated deficit	(55,083)	(36,357)	-	(91,440)	6
Total stockholders’ deficit	(12,859)	(583)	-	(13,442)
Total liabilities, temporary equity, and stockholders’ deficit	$464	$-	$-	$464

1	Represents certain reclassification adjustments made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.
2	Impact of errors related to: (i) improper cutoff of miscellaneous vendor payables; and (ii) under-accruals related to the year-end bonus and taxes.
3	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.
4	Impact of errors related to the valuation of liability-classified warrants.
5	Impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
6	Cumulative and current year impacts of corrections of errors to the consolidated statements of operations, primarily related to historical adjustments within fair value of convertible debt, warrants and stock-based compensation expense.

Reconciliation of the Original and Restated Balance Sheet as of December 31, 2022

	As of December 31, 2022
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Assets
Current assets:
Cash and cash equivalents	$302	$(31)	$-	$271	2
Investments held in trust	29,029	(29,029)	-	-	2
Accounts receivable, net of allowance of $0 and $125,233 at December 31, 2023 and December 31, 2022, respectively	19	-	-	19
Prepaid expenses and other current assets	101	-	-	101
Total current assets	29,451	(29,060)	-	391
Deferred transaction costs	900	(85)	-	815	3
Property and equipment, net	83	-	-	83
Total assets	$30,434	$(29,145)	$-	$1,289
Liabilities, temporary equity and stockholders’ deficit
Current liabilities:
Accounts payable & accrued expenses	$2,814	(1,637)	$-	$1,177	4
Loan amount due to related parties	12	(12)	-	-	2
Deferred revenues	184	-	-	184
Convertible promissory notes	8,490	16,253	-	24,743	5
Income tax payable	215	(215)	-	-	2
Franchise tax payable	70	(70)	-	-	2
Total current liabilities	11,785	14,319	-	26,104
Convertible promissory notes	1,500	-		1,500
Canada Emergency Business Loan Act	44	-	(44)	-
Accrued interest	691	(691)	-	-	5
Warrant liabilities	363	(363)	-	-	2
Deferred underwriter fee payable	4,025	(4,025)	-	-	2
Working capital loan	207	(207)	-	-	2
Extension loans	2,546	(2,546)	-	-	2
Other long-term liabilities	-	-	44	44
Total liabilities	21,161	6,488	-	27,648
Commitments and contingencies (Note 13)	28,750	(28,750)		-
Temporary equity:
Preferred Series A-2, par value $0.0001, 4,200,000 shares authorized, and 0 and 3,415,923 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	9,634	-	9,634	6
Preferred Shares A-1, par value $0.0001, 4,400,000 shares authorized, and 0 and 2,839,957 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	-	8,010	-	8,010	6
Total temporary equity	-	17,644	-	17,644
Stockholders’ (deficit) equity:
Common Stock, par value $0.0001, 100,000,000 shares authorized and 23,572,232 and 4,033,170 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	1	(1)	-	-
Additional paid-in-capital	24,032	(10,375)	-	13,657	7
Accumulated deficit	(43,510)	(14,150)	-	(57,660)
Total stockholders’ deficit	9,273	(35,632)	-	(26,359)
Total liabilities, temporary equity, and stockholders’ deficit	$30,434	$(29,145)	$-	$1,289

1	Represents reclassification adjustment made to the consolidated balance sheet that are separate from the restatement but were included herein for completeness purposes.
2	Impact of improper inclusion of Data Knights financial information prior to the closing of the Business Combination.
3	Impact of: (i) improper capitalization of interim review expenses; and (ii) exclusion of certain transaction-related costs for the Business Combination.
4	Impact of (i) under-accruals related to the year-end bonus and taxes; and (ii) improper inclusion of Data Knights accounts payable and accrued expenses.
5	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
6	Impact of errors related to the accounting for historical preferred stock as temporary equity.
7	Impact of errors related to: (i) valuation of stock compensation expense; (2) identification, classification and valuation of equity-classified warrants; and (3) improper inclusion of Data Knights APIC balances.
8	Cumulative and current year impacts of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Operations for the Year Ended December 31, 2023

	For the year ended December 31, 2023
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Revenue
Subscription revenue	$878	$-	$-	$878
Web imaging revenue	143	-	-	143
Total revenue	1,021	-	-	1,021
Cost of revenue	1,150	-	-	1,150
Gross margin	(129)	-	-	(129)
Operating expenses		-
General and administrative	5,274	(1,730)	-	3,544	2
Operations	226	-	(226)	-
Sales and marketing	1,115	-	-	1,115
Research and development	1,632	433	-	2,065	2
Total operating expenses	8,247	(1,297)	(226)	6,724
Loss from operations	(8,376)	1,523		(6,853)
Other expense (income), net
Impairment	10,504	(10,504)	-	-	3
Interest expense	749	(738)	-	11	4
Stock warrant expense	3,572	5,635	-	9,207	5
Change in fair value of warrants	(47)	(82)	-	(129)	6
Change in fair value of PIPE Notes	-	269	-	269	7
Change in fair value of convertible promissory notes		17,517	-	17,517	4
Other expense	52	-	(18)	34
Total other expense, net	14,830	12,097	(18)	26,909
Loss before income taxes	$(23,206)	$(10,574)	$18	$(33,762)
Income tax expense	-	-	18	18
Net loss	$(23,206)	$(10,574)	$-	$(33,780)

Earnings per share:
Basic and diluted net loss per common share outstanding	$(0.98)	$(3.78)	$-	$(4.77)	8

Basic and diluted weighted average number of common shares outstanding	23,572,232	(16,488,164)	-	7,084,068	8

1	Represents certain reclassification adjustments made to the consolidated income statement that are separate from the restatement but were included herein for completeness purposes.
2	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
3	Impact of improper recognition of impairment expense upon the closing of the Business Combination with Data Knights.
4	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
5	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
6	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
7	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
8	EPS impact of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Operations for the Year Ended December 31, 2022

	For the year ended December 31, 2022
	As Previously Reported	Restatement Adjustments	Reclassification Adjustments (1)	As Restated	Ref.
Revenue
Subscription revenue	$678	$-	$-	$678
Web imaging revenue	475	-	-	475
Total revenue	1,153	1,153	-	1,153
Cost of revenue	1,513	-	-	1,513
Gross margin	(360)	1,153	-	(360)
Operating expenses
General and administrative	8,756	(3,950)	-	4,806	2
Operations	399	-	(399)	-
Sales and marketing	958	-	-	958
Research and development	953	638	-	1,591	2
Total operating expenses	11,066	(3,312)	(399)	7,355
Loss from operations	(11,426)	3,711	399	(7,715)
Other expense (income), net
Income tax provision	215	(215)	-	-	3
Interest expense	403	(403)	-	-	4
Stock warrant expense	-	8,073	-	8,073	5
Change in fair value of warrants	(4,489)	4,489	-	-	3
Change in fair value of convertible promissory notes	-	14,616	-	14,616	4
Other expense	47	-	(17)	30
Unrealized gain or loss	(1,372)	1,372	-	-	3
Total other expense, net	(5,196)	27,932	(17)	22,719
Loss before income taxes	$(6,230)	$(24,221)	$416	$(30,434)
Income tax expense	-	-	17	17
Net loss	$(6,230)	$(24,221)	$399	$(30,451)

Earnings per share:
Basic and diluted net loss per common share outstanding	N/M	$(7.66)	$-	$(7.66)	6

Basic and diluted weighted average number of common shares outstanding	N/M	3,973,897	-	3,973,897	6

1	Represents certain reclassification adjustments made to the consolidated income statement that are separate from the restatement but were included herein for completeness purposes.
2	Impact of errors related to (i) improper valuation of stock compensation expense; (ii) improper capitalization of deferred transaction costs; and (iii) under-accrued bonus and taxes.
3	Impact of improper recognition of Data Knights income tax provision, liability classified warrants and unrealized gain/loss prior to the closing of the Business Combination.
4	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO with changes in fair value reflected in the consolidated statements of operations (including interest expense).
5	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
6	EPS impact of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Cash Flows for the Year Ended December 31, 2023

	For the year ended December 31, 2023
	As Previously Reported	Restatement Adjustments	As Restated	Ref.
Cash flows from operating activities:
Net loss	$(23,206)	$(10,574)	$(33,780)	1
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	28	-	28
Business combination cost	900	(900)	-	2
Cash held in trust account	29,029	(29,029)	-	3
Stock-based compensation expense	-	1,475	1,475	4
Stock warrant expense	-	9,207	9,207	5
Change in fair value of warrant liabilities	-	(129)	(129)	6
Change in fair value of PIPE Notes	-	269	269	7
Change in fair value of convertible promissory notes	-	17,517	17,517	8
Non-cash interest	-	11	11	10
Change in operating assets and liabilities:
Accounts receivable	(133)	-	(133)
Prepaid expenses and other current assets	(65)	22	(43)	2, 3
Accounts payable & accrued expenses	1,372	(655)	717	2, 3, 9
Deferred revenues	70	-	70
Excise tax liability	113	(113)	-	2, 3
Extension loan	446	(446)	-	2, 3
Franchise tax payable	(70)	70	-	2, 3
Income tax payable	(95)	95	-	2, 3
Working capital loan	(168)	168	-	2, 3
Net cash used in operating activities	8,221	(13,012)	(4,791)
Cash flows from investing activities:
Purchases of property and equipment	(44)	-	(44)
Net cash used in investing activities	(44)	-	(44)
Cash flows from financing activities:
Proceeds from issuance of shareholder loans	465	(11)	454	10
Proceeds from issuance of PIPE notes	1,550	(50)	1,500	7
Common stock subject to redemption	(28,750)	28,750	-	2
Deferred underwriting fee	(500)	500	-	2
Warrant liability	(338)	338	-	2
Additional paid-in capital	18,189	(18,189)	-	2
Retained earnings adjustment	11,633	(11,633)	-	2
Proceeds (repayment) from issuance of convertible notes	(10,681)	14,856	4,175	8
Proceeds from issuance of Series A-2 preferred stock	-	16	16	2
Business Combination costs	-	(1,534)	(1,534)	2
Net cash provided by financing activities	(8,432)	13,043	4,611
Net decrease in cash and cash equivalents	(255)	31	(224)
Cash and cash equivalents at beginning of year	302	(31)	271
Cash and cash equivalents at end of year	$47	$-	$47
Supplemental disclosures of non-cash investing and financing activities:
Common shares issued to preferred shareholders	$-	$17,659	$17,659	2
Common shares related to convertible promissory notes	$-	$47,935	$47,935	2
Common shares issued to Data Knights shareholders	$-	$(11,937)	$(11,937)	2

1	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2023.
2	Includes impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
3	Includes impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
4	Impact of errors related to improper valuation of stock compensation expense.
5	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
6	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
7	Impact of errors related to the valuation of the PIPE notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO.
8	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
9	Includes current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
10	Impact of improper presentation of non-cash interest expense in financing activities.

Reconciliation of the Original and Restated Statement of Cash Flows for the Year Ended December 31, 2022

	For the year ended December 31, 2022
	As Previously Reported	Restatement Adjustments	As Restated	Ref.
Cash flows from operating activities:
Net loss	$(6,230)	$(24,221)	$(30,451)	1
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	25	-	25
Stock-based compensation expense	1,600	265	1,865	3
Cash held in trust account	88,292	(88,292)	-	2
Stock warrant expense	-	8,073	8,073	4
Board of director warrant expense	-	1,198	1,198	4
Change in fair value of convertible promissory notes	-	14,616	14,616	6
Change in operating assets and liabilities:
Accounts receivable	73	-	73
Prepaid expenses and other current assets	(876)	817	(59)	2
Accounts payable & accrued expenses	1,929	(1,514)	415	2, 7
Deferred revenues	(458)	-	(458)
Amount due to related party	12	(12)	-	2
Extension loan	2,546	(2,546)	-	2
Franchise tax payable	(94)	94	-	2
Income tax payable	215	(215)	-	2
Working capital loan	207	(207)	-	2
Net cash used in operating activities	87,241	(91,944)	(4,703)
Cash flows from investing activities:		-
Purchases of property and equipment	(58)	-	(58)
Net cash used in investing activities	(58)	-	(58)
Cash flows from financing activities:
Payments of Canada Emergency Business Loan Act	(3)	3	-	N/M
Common stock subject to redemption	(88,550)	88,550	-	2
Warrant liability	(4,489)	4,489	-	2
Additional paid-in capital	2,826	(2,826)	-	2
Retained earnings adjustment	(3,360)	3,360	-	2
Proceeds from issuance of convertible notes	5,543	(403)	5,140	6
Proceeds from exercise of stock options	-	8	8	N/M
Business Combination Costs	-	(815)	(815)	2
Net cash provided by financing activities	(88,033)	92,366	4,333
Net decrease in cash and cash equivalents	(850)	422	(428)
Cash and cash equivalents at beginning of year	1,152	(453)	699
Cash and cash equivalents at end of year	$302	(31)	$271

1	Accumulated effects of adjustments due to the restatement of the consolidated statement of operations for the year ended December 31, 2022.
2	Impact of improper inclusion of Data Knights financial information as of December 31, 2022 prior to the closing of the Business Combination.
3	Impact of errors related to improper valuation of stock compensation expense.
4	Impact of errors related to the identification, classification and valuation of equity-classified warrants.
5	Impact of errors related to valuation of liability classified warrant values and the corresponding changes in fair value reflected in the consolidated statements of operations.
6	Impact of errors related to the valuation of the convertible promissory notes containing certain embedded features that were not previously considered, which are now accounted for under the FVO (including accrued interest).
7	Current year and prior year impact of errors related to improper cutoff of accounts payable and accrued expenses. Refer to balance sheet restatement reconciliation for more information.
8	Improper presentation of Business Combination costs as well as errors identified related to capitalization of such costs. Refer to balance sheet restatement reconciliation for more information.

Reconciliation of the Original and Restated Statement of Changes in Temporary Equity and Stockholders’ Deficit as of December 31, 2023

						Total
		Series A-2		Series A-1		Temporary				Additional		Total
		Preferred Stock		Preferred Stock		Equity	Common Stock			Paid-in	Accumulated	Stockholders’
	Ref.	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Commitments	Capital	Deficit	Deficit
As Previously Reported
Balances as of December 31, 2022		3,853,797	$-	3,204,000	$-	$-	9,388,958	$1	$28,750	$24,032	$(43,510)	$9,273
Issuance of common shares in exchange for services		-	-	-	-	-	-	-	-		-	-
Issuance of Series A-2 Preferred Stock		-	-	-	-	-	-	-	-		-	-
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-		-	-
Exercise of OMN stock options upon Business Combination		-	-	-	-	-	612,670	-	-	613	-	613
Exercise of OMN warrants upon Business Combination		-	-	-	-	-	3,859,464	-	-	3,859	-	3,859
Conversion of OMN convertible loans upon Business Combination		-	-	-	-	-	6,177,229	1	-	6,177	-	6,178
Conversion of OMN convertible promissory notes upon Business Combination		(3,853,797)	-	(3,204,000)	-	-	7,057,797	1	-	7,057	-	7,058
Private OneMedNet to ONMD Public Shares		-	-	-	-	-	(2,257,326)	-	-	(2,257)	-	(2,257)
Issuance of PIPE warrants		-	-	-	-	-	-	-	-	101	-	101
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs		-	-	-	-	-	(1,266,560)	-	-	746	-	746
Common stock redemption		-	-	-	-	-	-	-	(28,750)		-	(28,750)
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,893	-	1,893
Retained earnings adjustment		-	-	-	-	-	-	-	-		11,633	11,633
Net loss		-	-	-	-	-	-	-	-		(23,206)	(23,206)
Balances as of December 31, 2023 (as previously reported)		-	$-	-	$-	$-	23,572,232	$3	$-	$42,221	$(55,083)	$(12,859)

Restatement Adjustments
Balances as of December 31, 2022	1	(437,874)	$9,634	(364,043)	$8,010	$17,644	(5,355,788)	$(1)	$(28,750)	$(10,375)	$(14,150)	$(35,632)
Issuance of common shares in exchange for services	2	-	-	-	-	-	265,914	-	-	-	-	-
Issuance of Series A-2 Preferred Stock	2	5,673	16	-	-	16	-	-	-	-	-	16
Issuance of OMN warrants in conjunction with convertible promissory notes	3	-	-	-	-	-	-	-	-	9,207	-	9,207
Exercise of OMN stock options upon Business Combination	4	-	-	-	-	-	(69,614)	-	-	(613)	-	(613)
Exercise of OMN warrants upon Business Combination	4	-	-	-	-	-	(438,519)	-	-	(3,859)	-	(3,859)
Conversion of OMN convertible promissory notes upon Business Combination	4	-	-	-	-	-	(701,867)	-	-	41,758	-	41,758
Conversion of preferred stock to common stock upon Business Combination	4	432,201	(9,650)	364,043	(8,010)	(17,660)	(796,244)	-	-	10,602	-	(7,058)
Private OneMedNet to ONMD Public Shares	4	-	-	-	-	-	2,257,326	-	-	2,257	-	2,257
Issuance of PIPE warrants	3	-	-	-	-	-	-	-	-	(101)	-	(101)
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs	1	-	-	-	-	-	4,838,792	-	-	(12,683)	-	(12,683)
Common stock redemption	1	-	-	-	-	-	-	-	28,750	-	-	28,750
Stock-based compensation expense	5	-	-	-	-	-	-	-	-	(418)	-	(418)
Retained earnings adjustment	1	-	-	-	-	-	-	-	-	-	(11,633)	(11,633)
Net loss	6	-	-	-	-	-	-	-	-	-	(10,574)	(10,574)
Balances as of December 31, 2023 (restatement adjustments)		-	$-	-	$-	$-	-	$(1)	$-	$35,775	$(36,357)	$(583)

As Restated
Balances as of December 31, 2022		3,415,923	$9,634	2,839,957	$8,010	$17,644	4,033,170	$-	$-	$13,657	$(57,660)	$(26,359)
Issuance of common shares in exchange for services		-	-	-	-	-	265,914	-	-	-	-	-
Issuance of Series A-2 Preferred Stock		5,673	16			16						16
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-	9,207	-	9,207
Exercise of OMN stock options upon Business Combination		-	-	-	-	-	543,056	-	-	-	-	-
Exercise of OMN warrants upon Business Combination		-	-	-	-	-	3,420,945	-	-	-	-	-
Conversion of OMN convertible promissory notes upon Business Combination							5,475,362	1		47,935		47,936
Conversion of preferred stock to common stock upon Business Combination		(3,421,596)	(9,650)	(2,839,957)	(8,010)	(17,660)	6,261,553	1		17,659		-
Private OneMedNet to ONMD Public Shares		-	-	-	-	-	-	-	-	-	-	-
Issuance of PIPE warrants		-	-	-	-	-	-	-	-	-	-	-
Issuance of common stock upon Business Combination with Data Knights, net of liabilities assumed and transaction costs		-	-	-	-	-	3,572,232	-	-	(11,937)	-	(11,937)
Common stock redemption		-	-	-	-	-	-	-	-	-	-	-
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,475	-	1,475
Retained earnings adjustment		-	-	-	-	-	-	-	-	-	-	-
Net loss		-	-	-	-	-	-	-	-	-	(33,780)	(33,780)
Balances as of December 31, 2023 (as restated)		-	$-	-	$-	$-	23,572,232	$2	$-	$77,996	$(91,440)	$(13,442)

1	Cumulative impact of corrections of errors to the prior year.
2	Impact of errors related to the accounting and presentation of the recapitalization.
3	Impact of errors related to identification, classification and valuation of equity-classified warrants.
4	Includes impact of errors related to the accounting for the Business Combination. Management did not properly assess the Business Combination and associated recapitalization of the shares. Additionally, an impairment charge was erroneously included in the initial filed financial statements.
5	Impact of errors related to improper valuation of stock compensation expense.
6	Current year impact of corrections of errors to the consolidated statements of operations.

Reconciliation of the Original and Restated Statement of Changes in Temporary Equity and Stockholders’ Deficit as of December 31, 2022

						Total
		Series A-2		Series A-1		Temporary				Additional		Total
		Preferred Stock		Preferred Stock		Equity	Common Stock			Paid-in	Accumulated	Stockholders’
	Ref.	Shares	Amount	Shares	Amount	Amount	Shares	Amount	Commitments	Capital	Deficit	Deficit
As Previously Reported
Balances as of December 31, 2021		3,853,797	$-	3,204,000	$-	$-	7,802,941	$1	$28,750	$19,607	$(33,920)	$14,438
Retroactive application of recapitalization due to Business Combination		-	-	-	-	-	1,378,517	-	-	2,826	(3,360)	(534)
Issuance of common shares in exchange for services		-	-	-	-	-	200,000	-	-	200	-	200
Exercise of stock options		-	-	-	-	-	7,500	-	-	7	-	7
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-	-	-	-
Issuance of OMN warrants to board of directors		-	-	-	-	-	-	-	-	-	-	-
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,392	-	1,392
Net loss		-	-	-	-	-	-	-	-	-	(6,230)	(6,230)
Balances as of December 31, 2022 (as previously reported)		3,853,797	$-	3,204,000	$-	$-	9,388,958	$1	$28,750	$24,032	$(43,510)	$9,273

Restatement Adjustments
Balances as of December 31, 2021	1	-	$9,634	-	$8,010	$17,644	(3,460,275)	$(1)	$(28,750)	$(17,094)	$6,711	$(21,490)
Retroactive application of recapitalization due to Business Combination	2	(437,874)	-	(364,043)	-	-	(1,871,937)	-	-	(2,826)	3,360	534
Issuance of common shares in exchange for services	2	-	-	-	-	-	(22,724)	-	-	(200)	-	(200)
Exercise of stock options	2	-	-	-	-	-	(852)	-	-	1	-	1
Issuance of OMN warrants in conjunction with convertible promissory notes	3	-	-	-	-	-	-	-	-	8,073	-	8,073
Issuance of OMN warrants to board of directors	4	-	-	-	-	-	-	-	-	1,198	-	1,198
Stock-based compensation expense	5	-	-	-	-	-	-	-	-	473	-	473
Net loss	6	-	-	-	-	-	-	-	-	-	(24,221)	(24,221)
Balances as of December 31, 2022 (restatement adjustments)		(437,874)	$9,634	(364,043)	$8,010	$17,644	(5,355,788)	$(1)	$(28,750)	$(10,375)	$(14,150)	$(35,632)

As Restated
Balances as of December 31, 2021		3,853,797	$9,634	3,204,000	$8,010	$17,644	4,342,666	$-	$-	$2,513	$(27,209)	$(7,052)
Retroactive application of recapitalization due to Business Combination		(437,874)	-	(364,043)	-	-	(493,420)	-	-	-	-	-
Issuance of common shares in exchange for services		-	-	-	-	-	177,276	-	-	-	-	-
Exercise of stock options		-	-	-	-	-	6,648	-	-	8	-	8
Issuance of OMN warrants in conjunction with convertible promissory notes		-	-	-	-	-	-	-	-	8,073	-	8,073
Issuance of OMN warrants to board of directors										1,198	-	1,198
Stock-based compensation expense		-	-	-	-	-	-	-	-	1,865	-	1,865
Net loss		-	-	-	-	-	-	-	-	-	(30,451)	(30,451)
Balances as of December 31, 2022 (as restated)		3,415,923	$9,634	2,839,957	$8,010	$17,644	4,033,170	$-	$-	$13,657	$(57,660)	$(26,359)

1	Cumulative impact of corrections of errors to the prior year.
2	Impact of errors related to the accounting and presentation of the recapitalization.
3	Impact of errors related to identification, classification and valuation of equity-classified warrants.
4	Impact of error related to identificatoin and recognition of board of director warrante expense.
5	Impact of errors related to improper valuation of stock compensation expense.
6	Current year impact of corrections of errors to the consolidated statements of operations.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, including its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and the amounts disclosed in these notes to the consolidated financial statements. Actual results and outcomes may differ materially from management’s estimates, judgments, and assumptions. Significant estimates, judgments, and assumptions used in these financial statements include, but are not limited to, those related to revenue such as determining the nature and timing of the satisfaction of performance obligations, allowances for accounts receivable, useful lives and realizability of long-lived assets, accounting for income taxes and related valuation allowances, and stock-based compensation. Estimates are periodically reviewed in light of changes in circumstances, facts, and experience.

Operating Segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. The Company is not organized by market and is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company does not accumulate discrete financial information with respect to separate divisions and does not have separate operating or reportable segments. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid, short-term investments with a maturity of three months or less when purchased. Cash equivalents consist of money market funds and are carried at cost, which approximates fair value. The balances, at times, may exceed FDIC insured limits. The Company believes that, as of December 31, 2023 and 2022, its risk relating to deposits exceeding federally insured limits was not significant. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable is unsecured, recorded at net realizable value, and do not bear interest. Accounts receivable is considered past due if not paid within the terms established between the Company and the customer. Amounts are only written off after all attempts at collections have been exhausted. The Company determines the need for an allowance for credit losses based upon factors surrounding the credit risk of specific customers, historical trends and other information. As of December 31, 2023 and 2022, the Company established allowances for credit losses of $0 and $0.1 million, respectively.

The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company generally does not require collateral from its customers and generally requires payment from 0 to 90 days from the invoice date. For the year ended December 31, 2023, there was 1 customer that accounted for 10% or more of total revenue, and there were 2 customers that accounted for 10% or more of total revenue for the year ended December 31, 2022. The following table represents these customers’ aggregate percent of total revenue:

	For the year ended December 31,
	2023	2022
Customer 1	51%	29%
Customer 2	0%	22%
Aggregate percent of revenue	51%	51%

As of December 31, 2023, three customers accounted for more than 10% of the Company’s accounts receivable balance, and four customers accounted for over 10% of the Company’s accounts receivable balance at December 31, 2022. The following table represents these customers’ aggregate percent of total accounts receivable:

	As of December 31,
	2023	2022
Customer 1	36%	0%
Customer 2	33%	0%
Customer 3	27%	0%
Customer 4	0%	39%
Customer 5	0%	32%
Customer 6	0%	16%
Customer 7	0%	13%
Aggregate percent of total accounts receivable	96%	100%

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, including its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and the amounts disclosed in these notes to the consolidated financial statements. Actual results and outcomes may differ materially from management’s estimates, judgments, and assumptions. Significant estimates, judgments, and assumptions used in these financial statements include, but are not limited to, those related to revenue such as determining the nature and timing of the satisfaction of performance obligations, allowances for accounts receivable, useful lives and realizability of long-lived assets, accounting for income taxes and related valuation allowances, and stock-based compensation. Estimates are periodically reviewed in light of changes in circumstances, facts, and experience.

Operating Segments

Operating Segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. The Company is not organized by market and is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company does not accumulate discrete financial information with respect to separate divisions and does not have separate operating or reportable segments. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid, short-term investments with a maturity of three months or less when purchased. Cash equivalents consist of money market funds and are carried at cost, which approximates fair value. The balances, at times, may exceed FDIC insured limits. The Company believes that, as of December 31, 2023 and 2022, its risk relating to deposits exceeding federally insured limits was not significant. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Accounts Receivable and Allowance for Credit Losses

Accounts Receivable and Allowance for Credit Losses

Accounts receivable is unsecured, recorded at net realizable value, and do not bear interest. Accounts receivable is considered past due if not paid within the terms established between the Company and the customer. Amounts are only written off after all attempts at collections have been exhausted. The Company determines the need for an allowance for credit losses based upon factors surrounding the credit risk of specific customers, historical trends and other information. As of December 31, 2023 and 2022, the Company established allowances for credit losses of $0 and $0.1 million, respectively.

The Company believes its credit policies are prudent and reflect normal industry terms and business risk. The Company generally does not require collateral from its customers and generally requires payment from 0 to 90 days from the invoice date. For the year ended December 31, 2023, there was 1 customer that accounted for 10% or more of total revenue, and there were 2 customers that accounted for 10% or more of total revenue for the year ended December 31, 2022. The following table represents these customers’ aggregate percent of total revenue:

	For the year ended December 31,
	2023	2022
Customer 1	51%	29%
Customer 2	0%	22%
Aggregate percent of revenue	51%	51%

As of December 31, 2023, three customers accounted for more than 10% of the Company’s accounts receivable balance, and four customers accounted for over 10% of the Company’s accounts receivable balance at December 31, 2022. The following table represents these customers’ aggregate percent of total accounts receivable:

	As of December 31,
	2023	2022
Customer 1	36%	0%
Customer 2	33%	0%
Customer 3	27%	0%
Customer 4	0%	39%
Customer 5	0%	32%
Customer 6	0%	16%
Customer 7	0%	13%
Aggregate percent of total accounts receivable	96%	100%

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation and amortization. The straight-line method is used for computing depreciation and amortization. Assets are depreciated and amortized over their estimated useful lives ranging from three to five years. Cost of maintenance and repairs are charged to expense when incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of an asset may not be fully recoverable. An impairment loss would be recognized when the estimated future undiscounted net cash flows from the use of the asset are less than the carrying amount of that asset. There were no such losses during the years ended December 31, 2023 or December 31, 2022.

Fair value option of accounting

Fair value option of accounting

When financial instruments contain various embedded derivatives which may require bifurcation and separate accounting of those derivatives apart from the entire host instrument, if eligible, ASC 825, Financial Instruments, allows issuers to elect the fair value option (“FVO”) of accounting for those instruments. The FVO may be elected on an instrument-by-instrument basis and is irrevocable unless a new election date occurs. The FVO allows the issuer to account for the entire financial instrument at fair value with subsequent remeasurements of that fair value recorded through the statements of operations at each reporting date. A financial instrument is generally eligible for the FVO if, amongst other factors, no part of the convertible, or contingently convertible, instrument is classified in stockholders’ equity and the instrument does not contain a beneficial conversion feature at issuance. In addition, because a contingent beneficial conversion feature, if any, is not separately recognized within stockholders’ equity at the issuance date, a convertible debt instrument with a contingent beneficial conversion feature is therefore eligible for the FVO if all other criteria are met.

Based on the eligibility assessment discussed above, the Company concluded that its convertible notes payable is eligible for the FVO and accordingly elected the FVO for those debt instruments. This election was made because of operational efficiencies in valuing and reporting for these debt instruments in their entirety at each reporting date.

Convertible promissory notes and the PIPE Notes contain embedded derivatives, which require bifurcation and separate accounting under GAAP, for which the Company elected the FVO. In addition, certain term PIPE Notes were issued with separately exercisable and freestanding warrants to purchase common stock, were issued with substantial discounts at issuance and contained certain embedded derivatives to be bifurcated and accounted for separately for those term notes, unless the FVO is eligible and elected. Accordingly, the Company qualified for and elected the FVO for the entire PIPE Notes instruments. The convertible debt and accrued interest at their stated interest rates were initially recorded at fair value as liabilities on the consolidated balance sheets and were subsequently re-measured at fair value at the end of each reporting period presented within the consolidated financial statements. The changes in the fair value of the convertible promissory notes and PIPE Notes are recorded in changes in fair value of convertible debt and change in fair value of PIPE Notes, included as a component of other (income) expenses, net, in the consolidated statements of operations. The change in fair value related to the accrued interest components is also included within the respective single line of change in fair value of convertible debt and change in fair value of PIPE Notes on the consolidated statements of operations. See additional information on valuation methodologies and significant assumptions used in Note 6 and Note 10.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity, and ASC 815, Derivatives and Hedging. Warrants that meet the definition of a derivative financial instrument and the equity scope exception in ASC 815-10-15-74(a) are classified as equity and are not subject to remeasurement provided that the Company continues to meet the criteria for equity classification. Warrants that are classified as liabilities are accounted for at fair value and remeasured at each reporting date until exercise, expiration, or modification that results in equity classification. Any change in the fair value of the warrants is recognized as change in fair value of warrant liabilities included as a component of other (income) expenses, net in the consolidated statements of operations. The classification of warrants, including whether warrants should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. The fair value of liability-classified warrants is determined using the Black-Scholes options pricing model (“Black-Scholes model”) which includes Level 3 inputs, as shown in Note 11 to the consolidated financial statements.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

When quoted market prices are available in active markets, the fair value of assets and liabilities is estimated within Level 1 of the valuation hierarchy. If quoted prices are not available, then fair values are estimated by using pricing models, quoted prices of assets and liabilities with similar characteristics, or discounted cash flows, within Level 2 of the valuation hierarchy. In cases where Level 1 or Level 2 inputs are not available, the fair values are estimated by using inputs within Level 3 of the hierarchy.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, convertible notes payable, liability classified financial instruments and certain privately issued warrants. The carrying amounts of cash and cash equivalents and accounts payable financial instruments approximate their fair value due to their short-term nature. The carrying amount of accounts receivable is net of an allowance that reflects management’s best estimate of expected credit losses. See Note 11 for fair value measurements.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which aligns revenue recognition with the transference of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

This core principle is achieved to the application of a five-step model: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to performance obligations in the contract, and (5) recognize revenue as performance obligations are satisfied. Payment terms between customers related to product and services sales vary by the type of customer, country of sale, and the products or services offered and could result in an unbilled receivable or deferred revenue balance depending on whether the performance obligation has been satisfied (or partially satisfied).

Revenue from all customers is recognized when a performance obligation is satisfied by transferring control of a distinct good or service to a customer. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account under Topic 606. A contract’s transaction price is allocated to each distinct performance obligation in proportion to the standalone selling price for each and recognized as revenue when, or as, the performance obligation is satisfied.

Individual promised goods and services in a contract are considered a performance obligation and accounted for separately if the good or service is distinct. A good or service is considered distinct if the customer can benefit from the good or service on its own or with other resources that are readily available to the customer and the good or service is separately identifiable from other promises in the arrangement.

The transaction price for the products is the invoiced amount. Advanced billings from contracts are deferred and recognized as revenue when earned. Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur and when collection is considered probable. The Company excludes from revenue taxes collected from a customer that are assessed by a governmental authority and imposed on and concurrent with a specific revenue-producing transaction. Deferred revenue consists of payments received in advance of performance under the contract. Such amounts are generally recognized as revenue over the contractual period. The Company receives payments from customers based upon contractual billing schedules. Accounts receivable is recorded when the right to consideration becomes unconditional. Payment terms on invoiced amounts typically range from zero to 90 days, with typical terms of 30 days.

Subscription Revenue

Subscription revenues are generated from the Company’s data exchange (BEAM) product, which is a medical imaging exchange platform between hospital/healthcare systems, imaging centers, physicians and patients. Subscriptions to the BEAM platform offering are recognized over time as the customer consumes the benefits of the services as the Company stands ready to provide access to the programs throughout the subscription period. Subscription customers are invoiced either quarterly or annually in advance with the customer contracts automatically renewing unless the customer issues a cancellation notice. The timing of revenue recognition is based on a time-based measure of progress as the Company provides access to the programs evenly over the course of the subscription period.

Web Imaging Revenue

Web imaging revenues are generated from the Company’s data broker (iRWD) product, which provides regulatory grade imaging and clinical data in the pharmaceutical, device manufacturing, clinical research organizations, and artificial intelligence markets. Web imaging customers are invoiced in installments as the related data is delivered. Revenue from the sale of web imaging products is recognized over time using an output measure of progress, which is based on the number of data units delivered relative to the total data units committed by the customer.

Income Taxes

Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities, at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The Company establishes a valuation allowance if it believes it is more likely than not that the deferred tax assets will not be recovered based on an evaluation of all available evidence.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely to be realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for income taxes.

Patents and Trademarks

Patents and Trademarks

Costs associated with the submission of a patent application are expensed as incurred given the uncertainty of the patents resulting in probable future economic benefits to the Company and are included in research and development expenses on the consolidated statements of operations.

Research and Development

Research and Development

The Company accounts for its research and development (“R&D”) costs in accordance with ASC 730, Research and Development (“ASC 730”). ASC 730 requires that R&D costs are generally recognized as an expense as incurred. However, some costs associated with R&D activities that have an alternative future use (e.g., materials, equipment, facilities) may be capitalizable. For the years ended December 31, 2023 and December 31, 2022 research and development expenditures were charged to operating expense as incurred.

Stock-based Compensation

Stock-based Compensation

The Company recognizes compensation expense related to employee option grants and restricted stock grants, if any, in accordance with ASC 718, Compensation - Stock Compensation (“ASC 718”).

The Company measures all stock options and other stock-based awards granted based on the fair value of the award on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has elected to recognize forfeitures as they occur. The reversal of compensation cost previously recognized for an award that is forfeited because of a failure to satisfy a service condition is recognized in the period of the forfeiture. Generally, and unless otherwise specified, the Company grants stock options with service-based only vesting conditions and records the expense for these awards using the straight-line method over the requisite service period.

The Company classifies stock-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.

Prior to the Business Combination, the Company was required to periodically estimate the fair value of its Common Stock with the assistance of an independent third-party valuation firm when issuing stock options and computing estimated stock-based compensation expense. The assumptions underlying these valuations represented the Company’s best estimates, which involved inherent uncertainties and the application of significant levels of judgment. In order to determine the fair value of its Common Stock, the Company considered, among other items, previous transactions involving the sale of Company securities, the business, financial condition and results of operations, economic and industry trends, the market performance of comparable publicly traded companies, and the lack of marketability of the Company’s Common Stock.

Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, guideline public company information, the prices at which the Company sold convertible preferred stock and common stock to third parties in arms’ length transactions, the rights and preferences of securities senior to the Company’s common stock at the time, and the likelihood of achieving a liquidity event such as an initial public offering or sale. Significant changes to the assumptions used in the valuations could result in materially different fair values of stock options at each valuation date, as applicable. Following the Business Combination (see Note 3), the Company used the public price of its Common Stock.

The fair value of each stock option grant is estimated using the Black-Scholes option-pricing model. The Company estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies within the biotechnology industry with characteristics similar to the Company. The expected term of the Company’s stock options has been determined utilizing the “simplified” method, which reflects the weighted-average of time-to-vesting. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero, based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

General and Administrative

General and Administrative

General and administrative expenses include all costs that are not directly related to satisfaction of customer contracts. General and administrative expenses include items for the Company’s selling and administrative functions, such as sales, finance, legal, human resources, and information technology support. These functions include costs for items such as salaries and benefits and other personnel-related costs, maintenance and supplies, professional fees for external legal, accounting, and other consulting services, and depreciation expense.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses, “Topic 326”, an amendment on measurement of credit losses on financial assets held by at each reporting date. The guidance requires the use of a new current expected credit loss (“CECL”) model in estimating allowances for doubtful accounts with respect to accounts receivable. The CECL model requires that the Company estimate its lifetime expected credit loss with respect to these receivables and record allowances that, when deducted from the balance of the receivables, represent the estimated net amounts expected to be collected. Effective January 1, 2023, the Company adopted ASU No. 2016-13 and the adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. ASU 2022-03 is effective for public business entities for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023. The Company adopted ASU No. 2022-03 and the adoption of this standard did not have a material impact on the Company’s consolidated financial statements.